Investment in joint ventures accounted for under the equity method: - Additional information (Details) $ in Thousands, $ in Millions			12 Months Ended
	May 26, 2017	May 25, 2017	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 MXN ($)	Dec. 31, 2013 MXN ($)
Disclosure of joint ventures [line items]
Term						40 years	40 years
Initial payment						$ 615	$ 7,846,000
Passenger facility charges (PFC)			$ 393,288	$ 329,532	$ 191,356
Aerostar
Disclosure of joint ventures [line items]
Proportion of interest in subsidiary	60.00%
Aerostar
Disclosure of joint ventures [line items]
Notional amount						$ 350		$ 4,471,000
Proportion of ownership interest in joint venture		50.00%
Aerostar | Counterparty
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	40.00%